UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY



                  Investment Company Act file number: 811-3409


              TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     ONE CITYPLACE, HARTFORD, CT 06103-3415
                     --------------------------------------
               (Address of principal executive offices) (Zip code)


                                ERNEST J. WRIGHT

                  ASSISTANT SECRETARY TO THE BOARD OF MANAGERS

              TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

                     ONE CITYPLACE, HARTFORD, CT 06103-3415
                     --------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 860-308-1000

Date of fiscal year end: December 31

Date of reporting period: 07/01/2003 - 06/30/2004
                          -----------------------





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ITEM 1.  PROXY VOTING RECORD





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03409
Reporting Period: 07/01/2003 - 06/30/2004
Travelers Money Market Account for Variable Annuities

The Fund held no voting securities during the period covered by this report.







============ TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES =============

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

By (Signature and Title)   /S/  R. JAY GERKEN
                           ------------------
                           R. Jay Gerken
                           Chairman, Board of Managers
                           Chief Executive Officer and President

Date: August 30, 2004
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